Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]

Changes in the Company's asset retirement and reclamation obligations were as follows:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$

Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	-
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$
Asset retirement obligations, beginning of year	-	-
Liabilities incurred	577,033	-
ARO transferred from reclamation obligations	377,000	-
Liabilities settled	-	-
Accretion expense	-	-
Asset retirement obligations, end of year	954,033	-